Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding

At December 31 the Company had the following financial instruments outstanding, whose contract amounts represent credit risk:

(Dollars in thousands)	2014	2013
Commitments to grant loans	$161,350	$221,627
Unfunded commitments under lines of credit	4,007,954	3,326,448
Commercial and standby letters of credit	134,882	105,026
Reserve for unfunded lending commitments	11,801	11,147